RETIREMENT PLANS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
RETIREMENT PLANS

NOTE 12 – RETIREMENT PLANS

Through December 31, 2011, the Company maintained a SIMPLE IRA plan for the benefit of its employees. The Company made contributions to the plan in the amount of 3% of compensation, but such contributions could not exceed the amount of the employee's contribution.  The Company’s contributions for 2009, 2010 and 2011 were $69,378, $96,492, and $123,060, respectively.

Effective January 1, 2012, the Company established a 401(k) plan for eligible employees. Under the provision of the plan, eligible employees may voluntarily contribute a portion of their compensation up to the statutory limit. The Company’s 401(k) plan provides for a matching contribution of up to 4% of participating employees’ compensation.